SUPPLEMENTAL FINANCIAL INFORMATION - Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable and Accrued Liabilities, Current
Accounts payable	$ 1,043	$ 892
Common stock dividends payable	125	111
Employee compensation and withholdings	415	456
Property, payroll and certain other taxes	148	113
Restructuring liabilities	92	83
Accrued rebates	239	208
Operating lease liabilities	111	101
Income taxes payable	135	85
Pension and other postretirement benefits	48	45
Other	571	595
Accounts payable and accrued liabilities	$ 2,927	$ 2,689